Unaudited Condensed Consolidated Statements of Income (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Condensed Consolidated Statements of Income [Abstract]
Revenue from related parties	$ 4,075	$ 0	$ 5,231	$ 0